Related party transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Related Party Transaction [Line Items]
Total revenues	[1]	$ 774,061	$ 706,040	$ 537,972
Investor
Related Party Transaction [Line Items]
Agreement term					10 years
Agreement termination notice period					30 days
Termination fee		125,000
Agreement renewal term					1 year
Receivable		18,595	16,437
Payable		101,365	87,748
Total revenues		$ 59,554	$ 40,288	$ 24,220
Investor | Revenue | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration risk, percentage		8.00%	6.00%	5.00%
Related Party
Related Party Transaction [Line Items]
Receivable			$ 209
Payable			500
Total revenues		$ 59,554	$ 40,288	$ 24,220

[1]	Includes $59,554, $40,288 and $24,220 for related party transactions for the years 2024, 2023 and 2022, respectively. See Note 23.